Other non-current financial assets - Schedule of Other Noncurrent Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Categories of non-current financial assets [abstract]
Guarantee deposits	€ 32,375	€ 34,021
Lease receivables from sublease	1,235	1,585
Other	4,886	5,880
Total other non-current financial assets	€ 38,496	€ 41,486